Segment Information - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Non-current assets	$ 159,248	$ 109,467		$ 50,842
UK
Disclosure of operating segments [line items]
Percentage of non current assets	55.80%	64.80%	64.80%
Non-current assets	$ 88,566	$ 70,920	$ 70,920
Percentage of accounts receivable	54.60%	47.60%	47.60%
Trade receivables current	$ 6,297	$ 2,224	$ 2,224
US
Disclosure of operating segments [line items]
Percentage of non current assets	40.90%	34.50%	34.50%
Non-current assets	$ 64,869	$ 37,776	$ 37,776
Percentage of accounts receivable	40.10%	50.10%	50.10%
Trade receivables current	$ 4,618	$ 2,339	$ 2,339